Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 121,538	$ 12,811	$ (35,776)	$ (19,344)	$ (936)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	58,059	13,493	32,815	14,149	5,981
Amortization of deferred financing costs	1,021	3,802	5,230	7,220	2,675
Amortization of intangibles	340	0
Loss (gain) from sale of interest in gas properties			4,230		(1,478)
Incentive unit expense	75,276	0
Write-off of deferred financing costs	6,896	0
Loss on extinguishment of debt	3,144	0	10,622
Restricted unit expense	0	7,706	32,906		170
Stock compensation expense	1,216	0
Write-off of unsuccessful exploratory well costs			8,143
Derivative instruments fair value (gain) loss	31,578	(8,648)	(6,891)	1,381	(574)
Cash payments for settled derivatives	(20,953)	(1,841)
Income tax expense	4,782	0
Fair value gain on purchase of Marcellus joint venture	(203,579)	0
Equity in (income) loss of joint ventures	2,656	(14,929)	(19,420)	(1,532)	(370)
Write-down of abandoned leases and other leasehold costs				2,253	109
(Increase) decrease in:
Accounts receivable	(31,553)	(7,743)	(17,208)	(3,828)	(4,310)
Receivable from affiliate	2,216	9,169	9,635	(8,403)	(76)
Gas collateral account	0	(1,652)	643	(4,137)	(207)
Prepaid expenses and other	(2,470)	(348)	(541)	(212)	73
Cash receipts (payments) for settled derivatives			676	879	574
Increase (decrease) in:
Accounts payable	(1,130)	(125)	2,273	(30)	(125)
Royalties payable	13,683	6,693	7,432	775	1,117
Other accrued expenses	22,153	324	5,859	7,391	746
Payable to affiliate	(9,644)	688	3,666	424	1,762
Net cash provided by (used in) operating activities	75,229	19,400	33,672	(3,014)	5,131
Cash flows from investing activities:
Capital expenditures for natural gas properties	(437,620)	(232,253)	(463,128)	(109,149)	(69,077)
Acquisition of Marcellus joint venture, net of cash acquired	(82,766)	0		(9,957)	(15,205)
Acquisition of Momentum assets	(111,447)	0
Capital expenditures for property and equipment	(4,030)	(532)	(2,259)	(867)	(673)
Proceeds from sale of interest in gas properties	11,542	0	6,792		5,710
Net cash Provided by (used in) investing activities	(624,321)	(232,785)	(458,595)	(119,973)	(79,245)
Cash flows from financing activities:
Proceeds from borrowings	900,000	321,003	435,500	44,361	82,972
Repayments of debt obligations	(498,865)	(104,602)	(160,760)	(10,152)	(7,726)
Restricted cash for convertible debt	8,268	(72,000)	(8,268)
Debt issuance costs	(18,436)	(7,993)	(12,194)	(1,913)	(9,699)
Common stock issuance	0	197,990	195,977	96,782	7,900
Repurchase of common stock	0	(2,267)
Repurchase of common stock			(2,267)	(1,133)
Costs relating to initial public offering	(1,405)	0
Return of capital				(800)
Proceeds from conversion of warrants	948	0
Proceeds from issuance of common stock sold in initial public offering, net of underwriting fees	598,500	0
Net cash provided by (used in)financing activities	989,010	332,131	447,988	127,145	73,447
Net increase (decrease) in cash	439,918	118,746	23,065	4,158	(667)
Cash at the beginning of the year	31,612	8,547	8,547	4,389	5,056
Cash at the end of the year	471,530	127,293	31,612	8,547	4,389
Supplemental disclosure of noncash investing and financing activities
Accretion of debt discount			2,099
Gas collateral financed by accounts payable				1,500
Capital expenditures for property, office furniture and equipment funded by capital lease borrowings			1,557	419
Application of advances from joint interest owners			(10,415)
Warrants issued in exchange for services					3,294
Conversion of related-party note payable to common stock			255	11,332
Natural gas properties | Accounts Payable
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			48,615	18,083	10,529
Natural gas properties | Other accrued liabilities
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			16,753	2,359	5,936
Natural gas properties | Borrowings
Supplemental disclosure of noncash investing and financing activities
Capital expenditures				18,328	1,016
Natural gas properties | Deferred payment obligation
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			20,281	3,577	5,314
Natural gas properties | Other Liabilities
Supplemental disclosure of noncash investing and financing activities
Capital expenditures				8,261
Property and equipment | Borrowings
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			$ 503	$ 1,270